CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income	$ 111,970	$ 97,122
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	141,405	19,837
Impairment of long lived assets	3,574	0
Reduction in carrying value of operating right-of-use assets	13,077	4,683
Loss on equity method investments	785	274
Charge on interest rate hedge	0	56
Amortization of financing costs and debt discount	5,781	139
Stock compensation expense	18,903	6,394
Deferred tax benefit	(34,702)	(664)
Unrealized foreign exchange gain	(7,323)	(1,060)
Other non-cash items	(2,895)	(744)
Changes in operating assets and liabilities:
Accounts receivable	(35,461)	52,015
Unbilled revenue	(55,427)	11,796
Unearned revenue	(16,812)	(50,079)
Other net assets	84,041	(27,849)
Net cash provided by operating activities	226,916	111,920
Cash flows from investing activities:
Purchase of property, plant and equipment	(19,632)	(8,704)
Sale/ (purchase) of investments in equity - long term	96	(599)
Net cash used in investing activities	(19,536)	(9,303)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	7,491	5
Share issue costs	(3)	(5)
Repurchase of ordinary shares	(99,983)	0
Share repurchase costs	(17)	0
Repayment of bank credit lines and loan facilities	(300,000)	0
Net cash used in financing activities	(392,512)	0
Effect of exchange rate movements on cash	(7,983)	(467)
Net (decrease)/ increase in cash and cash equivalents	(193,115)	102,150
Cash and cash equivalents at beginning of period	752,213	840,305
Cash and cash equivalents at end of period	$ 559,098	$ 942,455